Segment Information - Summary Of Reconciliation Of Total Segments Assets To The Company (Detail) - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Assets		$ 804,744,058	$ 795,907,560		$ 760,412,422
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Assets			5,119,100,000	$ 4,412,700,000		$ 4,325,700,000
Other Assets	[1]		981,300,000	704,200,000		724,200,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Motion Picture [Member]
Assets			1,744,200,000	1,759,400,000		1,622,600,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Television Production [Member]
Assets			$ 2,393,600,000	$ 1,949,100,000		$ 1,978,900,000

[1]	Other unallocated assets primarily consist of cash, other assets and investments.